UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerrold N. Fine         Westport, CT                   5/15/01
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
           -------------        --------------------------------------------
        [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             32
                                               -------------

Form 13F Information Table Value Total:       $ 307,072,275
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER
4, GREG LEWIN, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------           -----------              --------------------------

     [Repeat as necessary.]

                                     Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES           COMMON      002824100 11,798        250,000          X         X            X
------------------------------------------------------------------------------------------------------------
ASTRAZENECA PLC               SPONS ADR   046353108 10,933        226,600          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC               COMMON      10553F106 30,774      3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
BROADWING INC                 COMMON      111620100 13,405        700,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS INC    CL A        16117M107  7,919        350,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.                 CL A SPL    200300200 10,484        250,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC.   COMMON      181512104  8,328        812,500          X         X            X
------------------------------------------------------------------------------------------------------------
DIEBOLD INC                   COMMON      253651103  1,510         55,000          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC.      COMMON      299808105 23,615        355,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.              SPON. ADR   338488109  1,010        320,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.           COMMON      441815107  4,542         76,665          X         X            X
------------------------------------------------------------------------------------------------------------
IGEN INC                      COMMON      449536101  3,598        190,000          X         X            X
------------------------------------------------------------------------------------------------------------
JDN REALTY CORP               COMMON      465917102  2,828        250,000          X         X            X
------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON             COMMON      478160104 34,988        400,000          X         X            X
------------------------------------------------------------------------------------------------------------
MERCATOR SOFTWARE INC.        COMMON      587587106    875        239,400          X         X            X
------------------------------------------------------------------------------------------------------------
MONSANTO COMPANY              COMMON      61166W101  9,574        270,000          X         X            X
------------------------------------------------------------------------------------------------------------
MURPHY OIL CORP               COMMON      626717102  6,112         91,800          X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                      COMMON      629407107  7,294        290,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.                COMMON      670872100 11,981        225,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PPTYS INC.       COMMON      694396102  3,824        676,800          X         X            X
------------------------------------------------------------------------------------------------------------
PHILADELPHIA SUBURBAN CORP    COMMON      718009608  7,363        312,500          X         X            X
------------------------------------------------------------------------------------------------------------
PLAINS RESOURCES INC.         COMMON      726540503  6,741        321,000          X         X            X
------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS          COMMON      749121109 17,525        500,000          X         X            X
------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP          COMMON      806605101  3,653        100,000          X         X            X
------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC           COMMON      790849103  5,385        100,000          X         X            X
------------------------------------------------------------------------------------------------------------
TEXACO INC.                   COMMON      881694103 13,280        200,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS        COMMON      893521104 27,647        269,700          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP                   COMMON      915289102 10,371        300,000          X         X            X
------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC.         PUT         911905957  1,064         30,000 (P)      X         X            X
------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC.         CALL        911905907    532         15,000 (C)      X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC                   COMMON      92232F103  2,515        500,000          X         X            X
------------------------------------------------------------------------------------------------------------
WORLDCOM INC                  COMMON      98157D106  5,606        300,000          X         X            X
------------------------------------------------------------------------------------------------------------

NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.
